INVENTORIES (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Raw materials	$ 5,310,404	$ 5,360,445
Work-in-process	9,372,167	8,902,211
Finished goods	7,103,935	6,533,419
Provision for inventory impairment	(107,248)	0
Total	21,679,258	20,796,075
Carrying values of pledged assets	9,395,950	8,450,480
Inventory
Carrying values of pledged assets	$ 2,651,113	$ 1,608,909